Revenue - Schedule of Disaggregation of Company’s Revenue (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
Schedule of Disaggregation of Company’s Revenue [Line Items]
Total revenue		$ 62,372	$ 63,038
Revenue Recognized at a Point in Time [Member]
Schedule of Disaggregation of Company’s Revenue [Line Items]
Revenue		904	1,570
Revenue Recognized at a Over Time [Member]
Schedule of Disaggregation of Company’s Revenue [Line Items]
Revenue		61,468	61,468
Validator Services [Member]
Schedule of Disaggregation of Company’s Revenue [Line Items]
Revenue		904	1,570
DVN services [Member]
Schedule of Disaggregation of Company’s Revenue [Line Items]
Revenue		$ 61,468	$ 61,468